Filed with the Securities and Exchange Commission on December 8, 2000

                                        1933 Act Registration File No. 333-82833
                                                     1940 Act File No. 811-09445

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Pre-Effective Amendment No.    |_|

Post-Effective Amendment No. 2 |X|
                            --

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 5 |X|
             --

                        (Check appropriate box or boxes.)
                               MARKETOCRACY FUNDS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                          881 Fremont Street, Suite B2
                               LOS ALTOS, CA 94024
             --------------------------------- -------------------
              (Address and Zip Code of Principal Executive Offices)
                                 (888) 884-8482
           ------------------------------------------ --------------
               Registrant's Telephone Number, including Area Code

                                 Kendrick W. Kam
                       Marketocracy Capital Management LLC
                               26888 Almaden Court
                               LOS ALTOS, CA 94022
             --------------------------------- -------------------
                     (Name and Address of Agent for Service)

                        COPIES OF ALL COMMUNICATIONS TO:
                       - --------------------------------
                                Roy W. Adams, Jr.
                                 Attorney At Law
                       1024 Country Club Drive, Suite 135
                                Moraga, CA 94556

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b)

          ______  on ___________ pursuant to paragraph (b)

          ______  60 days after filing pursuant to paragraph (a)(1)

          ______  on ___________ pursuant to paragraph (a)(1)

          __X___  75 days after filing pursuant to paragraph (a)(2)

          ______  on ___________ pursuant to paragraph (a)(2) of Rule 485.

Incorporating by reference the following documents filed on October 13, 2000:

|X|      Prospectus
|X|      Statement of Additional Information
|X|      Part C
|X|      Exhibits


                               MARKETOCRACY FUNDS
                               THE CHANGEWAVE FUND
                            THE TECHNOLOGY PLUS FUND

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS. THIS SUPPLEMENT AND THE FUND'S PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A CURRENT COPY OF THE PROSPECTUS, PLEASE CALL 1-800-884-8482

The distributor for The ChangeWave Fund and The Technology Plus Fund (the "Funds") will solicit orders to purchase shares of the Funds during an initial offering period from _______, December __, 2000 to Thursday, December 28, 2000 (the "Subscription Period").

Orders received during the Subscription Period will not be processed before commencement of operations (currently scheduled for Friday, December 29, 2000). Orders to purchase shares of the Funds that are accompanied by payment and that are RECEIVED AFTER DECEMBER 21, 2000 will be deemed orders to purchase shares of the Funds as of the commencement of operations and will be processed and priced at the initial offering price of $10.00 per share into the appropriate Fund on December 29, 2000.

IMPORTANT: BECAUSE OF GOVERNMENTAL RULES AND REGULATIONS, ORDERS TO PURCHASE SHARES OF THE FUNDS THAT ARE ACCOMPANIED BY PAYMENT AND THAT ARE RECEIVED ON OR BEFORE THURSDAY, DECEMBER 21, 2000 WILL BE RETURNED TOGETHER WITH PAYMENT EVEN THOUGH THE SUBSCRIPTION PERIOD COMMENCES ON ______, DECEMBER __, 2000.

THUS, IN ORDER TO OBTAIN THE INITIAL OFFERING PRICE OF $10.00 PER SHARE, AN ORDER, ACCOMPANIED BY PAYMENT, MUST BE RECEIVED ON OR AFTER FRIDAY, DECEMBER 22, 2000 BUT NOT LATER THAN 4:00 P.M. EASTERN TIME, FRIDAY, DECEMBER 29, 2000.

Shares of the Funds will not be available to the public prior to the Funds' commencement of operations except through these subscription offers.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Los Altos and the State of California on the 8th day of December, 2000.

                                        MARKETOCRACY FUNDS


                                        BY: /S/ KENDRICK W. KAM*
                                        -----------------------------
                                           Kendrick W. Kam, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on December 8, 2000.

SIGNATURE                               TITLE

/S/ KENDRICK W. KAM*                    President and Trustee
-------------------
Kendrick W. Kam

/S/ ARTHUR L. ROTH*                     Trustee, Chairman of the Board
------------------
Arthur L. Roth

/S/ WILLIAM J. SCILACCI*                Trustee
-----------------------
William J. Scilacci

* By  /S/ ELAINE E. RICHARDS
----------------------------
      Elaine E. Richards
Signed as attorney-in-fact pursuant to a Power of Attorney dated August 16, 1999 with Pre-Effective Amendment No. 2 on Form N-1A filed October 14, 1999.